Balances Receivable from Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Related Party Transaction [Line Items]
Loans	₨ 38.0	$ 0.6	₨ 38.2
Other assets	2,488.6	38.4	1,058.0
Total	2,526.6	$ 39.0	1,096.2
Principal Owner
Related Party Transaction [Line Items]
Loans	0.0		0.0
Other assets	233.1		164.5
Total	233.1		164.5
Others
Related Party Transaction [Line Items]
Loans	38.0		38.2
Other assets	2,255.5		893.5
Total	₨ 2,293.5		₨ 931.7